Summary of Bank Loans and Acceptances (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of Banks loans and acceptances [Line Items]
Residential mortgages	$ 309,689	$ 293,924
Consumer installment and other personal	211,700	206,152
Credit card	37,719	36,010
Business and government	315,478	301,389
Total Loans	874,586	837,475
Customers' liability under acceptances	19,614	19,733
Loans at FVOCI	961	2,353
Allowance for loan losses	6,784	6,432
Total loans and acceptances, net of allowance	888,377	853,129
Loans and acceptances [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	895,161	859,561
Allowance for loan losses [member]
Disclosure of Banks loans and acceptances [Line Items]
Allowance for loan losses	$ 6,784	$ 6,432